COMMITMENTS AND CONTINGENCIES (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
The insurance industry has experienced a number of civil jury verdicts which have been returned against life and health insurers in the jurisdictions in which the Company does business involving the insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters.  Some of the lawsuits have resulted in the award of substantial judgments against the insurer, including material amounts of punitive damages.  In some states, juries have substantial discretion in awarding punitive damages in these circumstances.  In the normal course of business, the Company is involved from time to time in various legal actions and other state and federal proceedings.  Management is of the opinion that the ultimate disposition of the matters will not have a materially adverse effect on the Company’s results of operations or financial position.

Under the insurance guaranty fund laws in most states, insurance companies doing business in a participating state can be assessed up to prescribed limits for policyholder losses incurred by insolvent or failed insurance companies.  Although the Company cannot predict the amount of any future assessments, most insurance guaranty fund laws currently provide that an assessment may be excused or deferred if it would threaten an insurer's financial strength.  Mandatory assessments may be partially recovered through a reduction in future premium tax in some states. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements, though the Company has no control over such assessments.

As part of the Texas Imperial Life Insurance Company sale, the Company remains contingently liable for certain costs pending the outcome of an ongoing race-based audit on Texas Imperial Life Insurance Company by the Texas Department of Insurance.  Under the agreement, the Company is responsible for 100% of the first $50,000 of costs, 90% of the next $50,000, 75% of the third $50,000 and 50% of the costs above $150,000.  Management has conservatively estimated the Company’s exposure and other costs at $50,000 based on information provided to date from the examination team and has established a contingent liability in its financial statements of this amount.  This contingency expires December 30, 2013.

Within the Company’s trading accounts, certain trading securities carried as liabilities represent securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.

During 2010, the Company committed to invest up to $2,000,000 in Llano Music, LLC (“Llano”), which invests in music royalties.  Llano does capital calls as funds are needed to acquire the royalty rights.  At June 30, 2011, the Company has $1,702,000 committed that has not been requested by Llano.

9.        COMMITMENTS AND CONTINGENCIES

The insurance industry has experienced a number of civil jury verdicts which have been returned against life and health insurers in the jurisdictions in which the Company does business involving the insurers’ sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters.  Some of the lawsuits have resulted in the award of substantial judgments against the insurer, including material amounts of punitive damages.  In some states, juries have substantial discretion in awarding punitive damages in these circumstances.  In the normal course of business the Company is involved from time to time in various legal actions and other state and federal proceedings. Management is of the opinion that the ultimate disposition of the matters will not have a material adverse effect on the Company’s results of operations or financial position.

Under the insurance guaranty fund laws in most states, insurance companies doing business in a participating state can be assessed up to prescribed limits for policyholder losses incurred by insolvent or failed insurance companies.  Although the Company cannot predict the amount of any future assessments, most insurance guaranty fund laws currently provide that an assessment may be excused or deferred if it would threaten an insurer’s financial strength.  Mandatory assessments may be partially recovered through a reduction in future premium tax in some states. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements, though the Company has no control over such assessments.

UG had an unresolved dispute with one of its outside reinsurers.  The issue related to reinsurance premiums. The reinsurer claimed UG owed for years 2005 through 2007 in the amount of $987,000.  In early 2008, the reinsurer billed UG for these amounts, providing no information or explanation.  The related treaty was originally with another outside reinsurer and was acquired by the current reinsurer in a reinsurance block acquisition.  The treaty is a yearly renewable term (“YRT”) cession based treaty.  UG maintained it had no liability relating to the back billed premium.  UG initiated arbitration according to the treaty to bring resolution to this matter.  UG established a contingent liability of $550,000 relating to this matter to cover costs including legal and arbitration costs.  On April 21, 2010, the arbitration panel rendered its decision relating to the above dispute.  The panel’s decision is final and binding.  The net effect to the financial statement of the Company was an additional expense of $26,836.  Both parties were given 30 days from the ruling date to complete the cash transfers relative to the matter.

As part of the Texas Imperial Life Insurance Company sale, the Company remains contingently liable for certain costs pending the outcome of an ongoing race-based audit on Texas Imperial Life Insurance Company by the Texas Department of Insurance.  Under the agreement, the Company is responsible for 100% of the first $50,000 of costs, $90% of the next $50,000, 75% of the third $50,000 and 50% of costs above $150,000.  Management has conservatively estimated the Company’s exposure and other costs at $50,000 based on information provided to date from the examination team and has established a contingent liability in its financial statements of this amount.  This contingency expires December 30, 2013.

Within the Company’s trading accounts, certain trading securities carried as liabilities represent securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.

During 2010, the Company committed to invest up to $2,000,000 in Llano Music, LLC, which invests in music royalties.  Llano does capital calls as funds are needed to acquire the royalty rights.  At December 31, 2010, the Company has $1,821,000 committed that has not been requested by Llano.